Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income [abstract]
Net income for the year	$ 66,305	$ 17,858
Items that may in the future be reclassified to profit or loss:
Change in fair value of hedging instruments, net of nil tax (note 10b)	369	85
Change in fair value of marketable securities, net of nil tax (note 6)	(307)	334
Total other comprehensive income for the year	62	419
Comprehensive income for the year	$ 66,367	$ 18,277